Inventories, Net	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES, NET
6.	INVENTORIES, NET

Inventories consisted of the following:

	As of March 31,
	2021	2022
	$	$

Raw materials	1,574	1,578
Work in progress	263	417
Finished goods	401	355

	2,238	2,350

Slow moving inventories amounting to $39, $125 and $89 were written off during the years ended March 31, 2020, 2021 and 2022, respectively.